Consolidated Statement of Changes in Equity - CAD ($)	Total	Share capital [Member]	Share-based payment reserve [Member]	Subscriptions received [Member]	Deficit [Member]
Beginning Balance at Dec. 31, 2016	$ 287,919	$ 48,887,797	$ 6,196,470		$ (54,796,348)
Beginning Balance (Shares) at Dec. 31, 2016		21,537,349
Statements [Line Items]
Private placement	4,727,500	$ 4,664,233	36,267	$ 27,000
Private placement (Shares)		18,146,666
Cash finders fees	(230,473)	$ (230,473)
Brokers' warrants		(152,305)	152,305
Other fees	(26,594)	(26,594)
Exercise of warrants	63,000	$ 63,000
Exercise of warrants (Shares)		855,000
Exercise of options	12,500	$ 12,500
Exercise of options (Shares)		125,000
Stock-based compensation	360,493		360,493
Comprehensive loss for the year	(683,299)				(683,299)
Ending Balance at Dec. 31, 2017	4,511,046	$ 53,218,158	6,745,535	27,000	(55,479,647)
Ending Balance (Shares) at Dec. 31, 2017		40,664,015
Statements [Line Items]
Private placement	549,000	$ 576,000		$ (27,000)
Private placement (Shares)		960,000
Cash finders fees	(22,080)	$ (22,080)
Brokers' warrants		(9,164)	9,164
Other fees	(14,290)	(14,290)
Exercise of warrants	121,750	$ 121,750
Exercise of warrants (Shares)		1,525,000
Stock-based compensation	500,742		500,742
Comprehensive loss for the year	1,150,637				1,150,637
Ending Balance at Dec. 31, 2018	$ 6,796,805	$ 53,870,374	$ 7,255,441		$ (54,329,010)
Ending Balance (Shares) at Dec. 31, 2018		43,149,015